As filed with the Securities and Exchange Commission on May 28, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10487

Hotchkis & Wiley Funds
(Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez
Hotchkis & Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Name and address of agent for service)

Copy to:

Karin Jagel Flynn, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois  60601

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Schedule of Investments - March 31, 2014
Hotchkis & Wiley Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 96.27%	Held	Value
CONSUMER DISCRETIONARY - 11.05%
Auto Components - 2.42%
Delphi Automotive PLC	37,500	$2,544,750
Johnson Controls, Inc.	208,800	9,880,416
		12,425,166
Automobiles - 1.42%
General Motors Company	212,200	7,303,924
Hotels, Restaurants & Leisure - 1.22%
Carnival Corporation	68,100	2,578,266
McDonald's Corporation	37,300	3,656,519
		6,234,785
Media - 2.79%
Comcast Corporation	50,600	2,467,256
The Interpublic Group of Companies, Inc.	314,200	5,385,388
Time Warner Cable Inc.	47,200	6,474,896
		14,327,540
Multiline Retail - 2.56%
Nordstrom, Inc.	40,100	2,504,245
Target Corporation	175,700	10,631,607
		13,135,852
Specialty Retail - 0.64%
Lowe's Companies, Inc.	67,600	3,305,640
TOTAL CONSUMER DISCRETIONARY		56,732,907

CONSUMER STAPLES - 4.77%
Beverages - 0.92%
Molson Coors Brewing Company	42,500	2,501,550
PepsiCo, Inc.	26,500	2,212,750
		4,714,300
Food & Staples Retailing - 2.22%
Wal-Mart Stores, Inc.	149,400	11,418,642
Food Products - 1.63%
Kellogg Company	60,000	3,762,600
Mondelez International, Inc.	133,100	4,598,605
		8,361,205
TOTAL CONSUMER STAPLES		24,494,147

ENERGY - 10.37%
Oil, Gas & Consumable Fuels - 10.37%
Cobalt International Energy, Inc. (a)	672,800	12,325,696
Kosmos Energy Ltd. (a)	119,200	1,311,200
Marathon Oil Corporation	210,500	7,476,960
Murphy Oil Corporation	79,900	5,022,514
Royal Dutch Shell PLC - ADR	265,442	19,393,192
Total S.A. - ADR (c)	117,800	7,727,680
TOTAL ENERGY		53,257,242

FINANCIALS - 26.27%
Banks - 15.19%
Bank of America Corporation	949,522	16,331,778
Citigroup Inc.	384,474	18,300,963
JPMorgan Chase & Co.	334,200	20,289,282
SunTrust Banks, Inc.	232,200	9,239,238
Wells Fargo & Company	278,134	13,834,385
		77,995,646
Capital Markets - 1.75%
The Bank of New York Mellon Corporation	155,100	5,473,479
Morgan Stanley	113,500	3,537,795
		9,011,274
Consumer Finance - 1.87%
Capital One Financial Corporation	124,500	9,606,420
Insurance - 7.46%
The Allstate Corporation	185,200	10,478,616
American International Group, Inc.	403,600	20,184,036
Unum Group	216,800	7,655,208
		38,317,860
TOTAL FINANCIALS		134,931,200

HEALTH CARE - 13.88%
Health Care Equipment & Supplies - 1.93%
Covidien Public Limited Company	34,800	2,563,368
Medtronic, Inc.	78,900	4,855,506
Zimmer Holdings, Inc.	26,100	2,468,538
		9,887,412
Health Care Providers & Services - 6.68%
Aetna Inc.	32,900	2,466,513
Express Scripts Holding Company (a)	54,100	4,062,369
Humana Inc.	54,500	6,143,240
Quest Diagnostics Inc.	43,800	2,536,896
UnitedHealth Group Incorporated	142,100	11,650,779
WellPoint, Inc.	74,800	7,446,340
		34,306,137
Pharmaceuticals - 5.27%
Johnson & Johnson	96,600	9,489,018
Novartis AG - ADR	57,500	4,888,650
Sanofi SA - ADR	243,000	12,704,040
		27,081,708
TOTAL HEALTH CARE		71,275,257

INDUSTRIALS - 7.24%
Aerospace & Defense - 2.73%
The Boeing Company	51,400	6,450,186
Embraer S.A. - ADR	68,400	2,427,516
Lockheed Martin Corporation	15,800	2,579,192
Northrop Grumman Corporation	20,800	2,566,304
		14,023,198
Air Freight & Logistics - 0.45%
FedEx Corporation	17,600	2,333,056
Machinery - 4.06%
CNH Industrial N.V. (c)	109,100	1,254,650
Cummins Inc.	57,600	8,581,824
PACCAR Inc.	93,700	6,319,128
Stanley Black & Decker, Inc.	57,500	4,671,300
		20,826,902
TOTAL INDUSTRIALS		37,183,156

INFORMATION TECHNOLOGY - 14.07%
Electronic Equipment, Instruments & Components - 3.72%
Corning Incorporated	800,200	16,660,164
TE Connectivity Ltd.	40,500	2,438,505
		19,098,669
IT Services - 1.25%
International Business Machines Corporation	33,400	6,429,166
Semiconductors & Semiconductor Equipment - 0.50%
Texas Instruments Incorporated	54,900	2,588,535
Software - 5.87%
Microsoft Corporation	372,900	15,285,171
Oracle Corporation	364,000	14,891,240
		30,176,411
Technology Hardware, Storage & Peripherals - 2.73%
Hewlett-Packard Company	432,700	14,002,172
TOTAL INFORMATION TECHNOLOGY		72,294,953

TELECOMMUNICATION SERVICES - 2.38%
Wireless Telecommunication Services - 2.38%
Vodafone Group Public Limited Company - ADR	332,163	12,226,920
TOTAL TELECOMMUNICATION SERVICES		12,226,920

UTILITIES - 6.24%
Electric Utilities - 2.41%
Edison International	57,200	3,238,092
Exelon Corporation	271,900	9,124,964
		12,363,056
Independent Power & Renewable Electricity Producers - 1.55%
NRG Energy, Inc.	251,400	7,994,520
Multi-Utilities - 2.28%
Public Service Enterprise Group Incorporated	306,800	11,701,352
TOTAL UTILITIES		32,058,928

Total common stocks (Cost $447,889,956)		494,454,710

Total long-term investments (Cost $447,889,956)		494,454,710

COLLATERAL FOR SECURITIES ON LOAN - 0.66%
Money Market Funds - 0.66%
Invesco Government & Agency Portfolio, 0.02%^	3,410,610	3,410,610
Total collateral for securities on loan (Cost $3,410,610)		3,410,610

	Principal
SHORT-TERM INVESTMENTS - 3.42%	Amount
Time Deposits - 3.42%
JPMorgan Chase & Co., 0.03%, 04/01/2014*	$17,566,385	17,566,385
Total short-term investments (Cost $17,566,385)		17,566,385

Total investments - 100.35% (Cost $468,866,951)		515,431,705

Liabilities in excess of other assets - (0.35)%		(1,798,910)

Net assets - 100.00%		$513,632,795

(a)	- Non-income producing security.
(c)	- All or a portion of this security is on loan. The total market value of securities on loan was $3,343,352.
ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of March 31, 2014.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2014
Hotchkis & Wiley Large Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.39%	Held	Value
CONSUMER DISCRETIONARY - 9.39%
Auto Components - 3.73%
Johnson Controls, Inc.	360,200	$17,044,664
Lear Corporation	101,600	8,505,952
Magna International Inc.	70,700	6,809,117
		32,359,733
Hotels, Restaurants & Leisure - 0.72%
McDonald's Corporation	64,000	6,273,920
Media - 2.39%
Comcast Corporation	167,000	8,142,920
The Interpublic Group of Companies, Inc.	479,000	8,210,060
Time Warner Cable Inc.	31,500	4,321,170
		20,674,150
Multiline Retail - 2.55%
Target Corporation	364,500	22,055,895
TOTAL CONSUMER DISCRETIONARY		81,363,698

CONSUMER STAPLES - 4.17%
Food & Staples Retailing - 2.95%
Wal-Mart Stores, Inc.	335,200	25,619,336
Food Products - 1.22%
Kellogg Company	101,500	6,365,065
Mondelez International, Inc.	120,800	4,173,640
		10,538,705
TOTAL CONSUMER STAPLES		36,158,041

ENERGY - 9.42%
Oil, Gas & Consumable Fuels - 9.42%
Marathon Oil Corporation	416,500	14,794,080
Murphy Oil Corporation	277,200	17,424,792
Royal Dutch Shell PLC - ADR	469,290	34,286,327
Total S.A. - ADR (c)	231,000	15,153,600
TOTAL ENERGY		81,658,799

FINANCIALS - 26.63%
Banks - 14.65%
Bank of America Corporation	1,690,689	29,079,851
BB&T Corporation	108,900	4,374,513
Citigroup Inc.	681,668	32,447,397
JPMorgan Chase & Co.	590,400	35,843,184
Wells Fargo & Company	507,091	25,222,706
		126,967,651
Capital Markets - 1.07%
The Bank of New York Mellon Corporation	263,000	9,281,270
Consumer Finance - 2.05%
Capital One Financial Corporation	230,200	17,762,232
Insurance - 8.86%
The Allstate Corporation	380,500	21,528,690
American International Group, Inc.	806,000	40,308,060
Unum Group	425,200	15,013,812
		76,850,562
TOTAL FINANCIALS		230,861,715

HEALTH CARE - 13.16%
Health Care Equipment & Supplies - 0.94%
Zimmer Holdings, Inc.	86,000	8,133,880
Health Care Providers & Services - 5.74%
Humana Inc.	91,600	10,325,152
UnitedHealth Group Incorporated	298,400	24,465,816
WellPoint, Inc.	150,700	15,002,185
		49,793,153
Pharmaceuticals - 6.48%
Eli Lilly and Company	140,500	8,269,830
Johnson & Johnson	174,900	17,180,427
Novartis AG - ADR	108,100	9,190,662
Sanofi SA - ADR	411,600	21,518,448
		56,159,367
TOTAL HEALTH CARE		114,086,400

INDUSTRIALS - 8.32%
Aerospace & Defense - 3.15%
The Boeing Company	103,500	12,988,215
Embraer S.A. - ADR	101,000	3,584,490
Lockheed Martin Corporation	39,800	6,496,952
Northrop Grumman Corporation	34,500	4,256,610
		27,326,267
Machinery - 4.67%
Cummins Inc.	131,400	19,577,286
PACCAR Inc.	189,700	12,793,368
Stanley Black & Decker, Inc.	99,900	8,115,876
		40,486,530
Professional Services - 0.50%
Manpowergroup Inc.	54,500	4,296,235
TOTAL INDUSTRIALS		72,109,032

INFORMATION TECHNOLOGY - 14.41%
Electronic Equipment, Instruments & Components - 3.97%
Corning Incorporated	1,346,900	28,042,458
TE Connectivity Ltd.	106,425	6,407,849
		34,450,307
IT Services - 1.48%
International Business Machines Corporation	66,600	12,819,834
Software - 5.99%
Microsoft Corporation	656,500	26,909,935
Oracle Corporation	612,100	25,041,011
		51,950,946
Technology Hardware, Storage & Peripherals - 2.97%
Hewlett-Packard Company	794,500	25,710,020
TOTAL INFORMATION TECHNOLOGY		124,931,107

TELECOMMUNICATION SERVICES - 2.85%
Wireless Telecommunication Services - 2.85%
Vodafone Group Public Limited Company - ADR	670,054	24,664,689
TOTAL TELECOMMUNICATION SERVICES		24,664,689

UTILITIES - 9.04%
Electric Utilities - 4.40%
Edison International	102,100	5,779,881
Exelon Corporation	456,200	15,310,072
PPL Corporation	255,700	8,473,898
The Southern Company	195,000	8,568,300
		38,132,151
Independent Power & Renewable Electricity Producers - 1.79%
NRG Energy, Inc.	487,300	15,496,140
Multi-Utilities - 2.85%
Public Service Enterprise Group Incorporated	647,900	24,710,906
TOTAL UTILITIES		78,339,197

Total common stocks (Cost $780,468,062)		844,172,678

Total long-term investments (Cost $780,468,062)		844,172,678

COLLATERAL FOR SECURITIES ON LOAN - 0.80%
Money Market Funds - 0.80%
Invesco Government & Agency Portfolio, 0.02%^	6,979,010	6,979,010
Total collateral for securities on loan (Cost $6,979,010)		6,979,010

	Principal
SHORT-TERM INVESTMENTS - 2.26%	Amount
Time Deposits - 2.26%
Banco Santander, S.A., 0.03%, 04/01/2014*	$19,566,336	19,566,336
Total short-term investments (Cost $19,566,336)		19,566,336

Total investments - 100.45% (Cost $807,013,408)		870,718,024

Liabilities in excess of other assets - (0.45)%		(3,914,844)

Net assets - 100.00%		$866,803,180

(c)	- All or a portion of this security is on loan. The total market value of securities on loan was $6,842,126.
ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of March 31, 2014.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2014
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 96.12%	Held	Value
CONSUMER DISCRETIONARY - 12.88%
Auto Components - 4.59%
The Goodyear Tire & Rubber Company	3,783,000	$98,849,790
Lear Corporation	606,500	50,776,180
		149,625,970
Diversified Consumer Services - 0.79%
H & R Block, Inc.	857,000	25,872,830
Media - 2.24%
The Interpublic Group of Companies, Inc.	3,384,000	58,001,760
News Corporation (a)	867,300	14,934,906
		72,936,666
Multiline Retail - 2.81%
Kohl's Corporation	1,614,900	91,726,320
Specialty Retail - 2.45%
Best Buy Co., Inc.	308,400	8,144,844
Rent-A-Center, Inc.	2,183,200	58,073,120
Staples, Inc.	1,200,800	13,617,072
		79,835,036
TOTAL CONSUMER DISCRETIONARY		419,996,822

CONSUMER STAPLES - 4.78%
Beverages - 2.74%
Molson Coors Brewing Company	1,521,000	89,526,060
Food Products - 2.04%
Bunge Limited	532,100	42,307,271
Fresh Del Monte Produce Inc.	873,400	24,079,638
		66,386,909
TOTAL CONSUMER STAPLES		155,912,969

ENERGY - 9.04%
Energy Equipment & Services - 0.39%
McDermott International, Inc. (a)	1,625,700	12,712,974
Oil, Gas & Consumable Fuels - 8.65%
Cairn Energy PLC (a) (f)	11,626,800	32,377,778
Cobalt International Energy, Inc. (a)	6,220,000	113,950,400
Comstock Resources, Inc.	1,604,700	36,667,395
Kosmos Energy Ltd. (a)	9,026,600	99,292,600
		282,288,173
TOTAL ENERGY		295,001,147

FINANCIALS - 25.72%
Banks - 11.59%
Comerica Incorporated (a)	326,300	16,902,340
First Horizon National Corporation	4,708,758	58,106,069
KeyCorp	2,851,920	40,611,341
Regions Financial Corporation	7,933,100	88,136,741
SunTrust Banks, Inc.	3,021,400	120,221,506
Zions Bancorporation	1,744,300	54,038,414
		378,016,411
Capital Markets - 0.95%
Northern Trust Corporation	476,300	31,226,228
Diversified Financial Services - 2.32%
PHH Corporation (a)	2,925,900	75,605,256
Insurance - 10.86%
Alleghany Corporation (a)	79,200	32,264,496
Aspen Insurance Holdings Limited	622,700	24,721,190
Unum Group	2,043,600	72,159,516
White Mountains Insurance Group, Ltd.	162,500	97,483,750
Willis Group Holdings Public Limited Company	2,500,300	110,338,239
XL Group Public Limited Company	552,500	17,265,625
		354,232,816
TOTAL FINANCIALS		839,080,711

HEALTH CARE - 6.49%
Health Care Providers & Services - 6.49%
Humana Inc.	846,100	95,372,392
LifePoint Hospitals, Inc. (a)	605,700	33,040,935
Quest Diagnostics Inc.	1,013,400	58,696,128
WellCare Health Plans, Inc. (a)	388,500	24,677,520
TOTAL HEALTH CARE		211,786,975

INDUSTRIALS - 6.28%
Aerospace & Defense - 1.00%
Embraer S.A. - ADR (c)	915,500	32,491,095
Airlines - 0.68%
JetBlue Airways Corporation (a)	2,559,600	22,242,924
Machinery - 1.80%
Navistar International Corporation (a) (c)	378,100	12,806,247
Stanley Black & Decker, Inc.	565,000	45,900,600
		58,706,847
Road & Rail - 2.80%
Con-way Inc.	2,226,200	91,452,296
TOTAL INDUSTRIALS		204,893,162

INFORMATION TECHNOLOGY - 15.82%
Communications Equipment - 3.47%
ARRIS Group, Inc. (a)	4,019,700	113,275,146
Electronic Equipment, Instruments & Components - 5.94%
Avnet, Inc.	2,187,100	101,765,763
CDW Corporation	2,491,800	68,374,992
Ingram Micro Inc. (a)	795,500	23,514,980
		193,655,735
IT Services - 1.49%
Amdocs Limited	205,900	9,566,114
The Western Union Company	2,390,200	39,103,672
		48,669,786
Semiconductors & Semiconductor Equipment - 2.90%
Marvell Technology Group Ltd.	1,498,500	23,601,375
ON Semiconductor Corporation (a)	7,549,300	70,963,420
		94,564,795
Software - 2.02%
CA, Inc.	1,040,300	32,218,091
Comverse, Inc. (a)	152,680	5,279,674
Symantec Corporation	1,425,100	28,459,247
		65,957,012
TOTAL INFORMATION TECHNOLOGY		516,122,474

UTILITIES - 15.11%
Electric Utilities - 7.49%
Great Plains Energy Incorporated	4,472,800	120,944,512
Pepco Holdings, Inc.	1,522,200	31,174,656
PPL Corporation	2,781,100	92,165,654
		244,284,822
Independent Power & Renewable Electricity Producers - 4.28%
NRG Energy, Inc.	4,389,200	139,576,560
Multi-Utilities - 3.34%
Public Service Enterprise Group Incorporated	2,860,900	109,114,727
TOTAL UTILITIES		492,976,109

Total common stocks (Cost $2,768,611,081)		3,135,770,369

Total long-term investments (Cost $2,768,611,081)		3,135,770,369

COLLATERAL FOR SECURITIES ON LOAN - 0.07%
Money Market Funds - 0.07%
Invesco Government & Agency Portfolio, 0.02%^	2,385,125	2,385,125
Total collateral for securities on loan (Cost $2,385,125)		2,385,125

	Principal
SHORT-TERM INVESTMENTS - 3.86%	Amount
Time Deposits - 3.86%
JPMorgan Chase & Co., 0.03%, 04/01/2014*	$1,959,477	1,959,477
Standard Chartered Bank, 0.03%, 04/01/2014*	124,023,313	124,023,313
Total short-term investments (Cost $125,982,790)		125,982,790

Total investments - 100.05% (Cost $2,896,978,996)		3,264,138,284

Liabilities in excess of other assets - (0.05)%		(1,771,716)

Net assets - 100.00%		$3,262,366,568

(a)	- Non-income producing security.
(b)
- Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2014, is set forth below:

	Share Balance At			Share Balance At	Dividend	Value At
Issuer Name	July 1, 2013	Additions	Reductions	March 31, 2014	Income	March 31, 2014
PHH Corporation	2,341,300	762,100	177,500	2,925,900	$-	$75,605,256
Valassis Communications, Inc.+	2,722,200	150,200	2,872,400	-	1,560,292	-

+	Issuer was not an affiliate as of March 31, 2014.

(c)	- All or a portion of this security is on loan. The total market value of securities on loan was $2,337,076.
(f)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of this security was $32,377,778, representing 0.99% of net assets.

ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of March 31, 2014.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2014
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 95.47%	Held	Value
CONSUMER DISCRETIONARY - 10.87%
Hotels, Restaurants & Leisure - 0.51%
Lakes Entertainment, Inc. (a)	197,000	$985,000
Ruby Tuesday, Inc. (a)	635,900	3,567,399
		4,552,399
Household Durables - 1.30%
M/I Homes, Inc. (a)	253,400	5,681,228
William Lyon Homes (a)	214,200	5,914,062
		11,595,290
Media - 0.19%
The Interpublic Group of Companies, Inc.	99,600	1,707,144
Multiline Retail - 2.26%
Big Lots, Inc. (a)	530,800	20,101,396
Specialty Retail - 5.74%
Rent-A-Center, Inc.	991,000	26,360,600
Sonic Automotive, Inc.	1,100,200	24,732,496
		51,093,096
Textiles, Apparel & Luxury Goods - 0.87%
Quiksilver, Inc. (a)	1,027,200	7,714,272
TOTAL CONSUMER DISCRETIONARY		96,763,597

ENERGY - 2.78%
Energy Equipment & Services - 0.65%
McDermott International, Inc. (a)	741,200	5,796,184
Oil, Gas & Consumable Fuels - 2.13%
Cairn Energy PLC (a) (f)	3,342,600	9,308,319
Cobalt International Energy, Inc. (a)	114,000	2,088,480
Rockhopper Exploration PLC (a) (f)	4,541,200	7,524,622
		18,921,421
TOTAL ENERGY		24,717,605

FINANCIALS - 26.74%
Banks - 8.64%
Associated Banc-Corp	452,000	8,163,120
First Horizon National Corporation	3,100,531	38,260,556
First Niagara Financial Group, Inc.	1,177,300	11,125,485
Home Federal Bancorp, Inc.	246,700	3,838,652
Synovus Financial Corp.	2,393,100	8,112,609
Webster Financial Corporation	238,200	7,398,492
		76,898,914
Capital Markets - 0.26%
Oppenheimer Holdings Inc.	83,000	2,328,150
Diversified Financial Services - 2.86%
PHH Corporation (a)	984,700	25,444,648
Insurance - 10.55%
Aspen Insurance Holdings Limited	328,900	13,057,330
Employers Holdings, Inc.	110,400	2,233,392
Endurance Specialty Holdings Ltd.	76,700	4,128,761
Global Indemnity Public Limited Company (a)	375,536	9,891,618
The Hanover Insurance Group, Inc.	97,200	5,971,968
Horace Mann Educators Corporation	923,500	26,781,500
National Western Life Insurance Company	5,400	1,320,300
Platinum Underwriters Holdings, Ltd.	294,700	17,711,470
Symetra Financial Corporation	647,900	12,841,378
		93,937,717
Real Estate Investment Trusts - 4.43%
The GEO Group, Inc.	836,196	26,958,959
Granite Real Estate Investment Trust	345,400	12,524,204
		39,483,163
TOTAL FINANCIALS		238,092,592

HEALTH CARE - 9.52%
Health Care Providers & Services - 7.08%
Hanger, Inc. (a)	245,100	8,254,968
LifePoint Hospitals, Inc. (a)	492,900	26,887,695
WellCare Health Plans, Inc. (a)	439,600	27,923,392
		63,066,055
Pharmaceuticals - 2.44%
Taro Pharmaceutical Industries Ltd. (a)	195,200	21,667,200
TOTAL HEALTH CARE		84,733,255

INDUSTRIALS - 26.23%
Aerospace & Defense - 2.17%
Alliant Techsystems Inc.	29,800	4,236,070
Embraer S.A. - ADR	47,400	1,682,226
Huntington Ingalls Industries, Inc.	130,900	13,385,834
		19,304,130
Airlines - 1.21%
JetBlue Airways Corporation (a)	1,238,300	10,760,827
Building Products - 5.06%
Masonite International Corporation (a)	797,500	45,074,700
Construction & Engineering - 0.51%
Tutor Perini Corporation (a)	157,900	4,526,993
Machinery - 4.89%
Meritor, Inc. (a)	2,268,400	27,787,900
Miller Industries, Inc. (b)	805,800	15,737,274
		43,525,174
Marine - 3.12%
Matson, Inc.	1,126,300	27,808,347
Professional Services - 1.21%
Heidrick & Struggles International, Inc.	113,700	2,281,959
Hudson Global, Inc. (a) (b)	2,250,500	8,506,890
		10,788,849
Road & Rail - 5.45%
Avis Budget Group, Inc. (a)	128,400	6,253,080
Con-way Inc.	1,029,500	42,291,860
		48,544,940
Trading Companies & Distributors - 2.61%
Rush Enterprises, Inc. (a)	715,600	23,242,688
TOTAL INDUSTRIALS		233,576,648

INFORMATION TECHNOLOGY - 8.24%
Communications Equipment - 2.93%
ARRIS Group, Inc. (a)	925,400	26,077,772
IT Services - 0.02%
CIBER, Inc. (a)	46,600	213,428
Semiconductors & Semiconductor Equipment - 3.13%
Diodes Incorporated (a)	114,000	2,977,680
ON Semiconductor Corporation (a)	2,650,000	24,910,000
		27,887,680
Software - 0.87%
Comverse, Inc. (a)	223,810	7,739,350
Technology Hardware, Storage & Peripherals - 1.29%
QLogic Corporation (a)	899,900	11,473,725
TOTAL INFORMATION TECHNOLOGY		73,391,955

MATERIALS - 7.23%
Metals & Mining - 7.23%
Horsehead Holding Corp. (a)	1,196,500	20,125,130
Kaiser Aluminum Corporation	484,000	34,567,280
Noranda Aluminum Holding Corporation	2,358,600	9,693,846
TOTAL MATERIALS		64,386,256

UTILITIES - 3.86%
Electric Utilities - 2.55%
Great Plains Energy Incorporated	777,000	21,010,080
Westar Energy, Inc.	49,100	1,726,356
		22,736,436
Independent Power & Renewable Electricity Producers - 1.31%
NRG Energy, Inc.	367,499	11,686,468
TOTAL UTILITIES		34,422,904
Total common stocks (Cost $730,522,698)		850,084,812

INVESTMENT COMPANIES - 3.42%
Exchange Traded Funds - 3.42%
iShares Russell 2000 Index Fund (c)	125,400	14,589,036
iShares Russell 2000 Value Index Fund (c)	157,500	15,882,300
Total investment companies (Cost $23,597,375)		30,471,336

Total long-term investments (Cost $754,120,073)		880,556,148

COLLATERAL FOR SECURITIES ON LOAN - 2.58%
Money Market Funds - 2.58%
Invesco Government & Agency Portfolio, 0.02%^	22,952,970	22,952,970
Total collateral for securities on loan (Cost $22,952,970)		22,952,970

	Principal
SHORT-TERM INVESTMENTS - 0.70%	Amount
Time Deposits - 0.70%
Citibank, 0.03%, 04/01/2014*	$6,246,918	6,246,918
Total short-term investments (Cost $6,246,918)		6,246,918

Total investments - 102.17% (Cost $783,319,961)		909,756,036

Liabilities in excess of other assets - (2.17)%		(19,324,687)

Net assets - 100.00%		$890,431,349

(a)	- Non-income producing security.
(b)
- Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2014, is set forth below:

		Share Balance At			Share Balance At	Dividend	Value At
	Issuer Name	July 1, 2013	Additions	Reductions	March 31, 2014	Income	March 31, 2014
	Hudson Global, Inc.	2,171,800	78,700	-	2,250,500	$-	$8,506,890
	Miller Industries, Inc.	768,300	37,500	-	805,800	337,722	15,737,274
	Overhill Farms, Inc. +	982,900	-	982,900	-	-	-

+	Issuer was not an affiliate as of March 31, 2014.

(c)	- All or a portion of this security is on loan. The total market value of securities on loan was $22,469,409.
(f)
- Securities were fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $16,832,941, representing 1.89% of net assets.

ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of March 31, 2014.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2014
Hotchkis & Wiley Global Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.34%	Held	Value
CONSUMER DISCRETIONARY - 7.68%
Auto Components - 1.30%
Compagnie Generale des Etablissements Michelin (f)	228	$28,504
Magna International Inc.	221	21,284
		49,788
Automobiles - 3.99%
Bayerische Motoren Werke AG (f)	756	71,430
Honda Motor Co., Ltd. (f)	1,300	45,743
Renault SA (f)	374	36,328
		153,501
Distributors - 0.90%
SA D'Ieteren NV (f)	733	34,405
Multiline Retail - 1.49%
Target Corporation	948	57,363
TOTAL CONSUMER DISCRETIONARY		295,057

CONSUMER STAPLES - 5.52%
Beverages - 2.00%
Heineken Holding N.V. (f)	598	38,613
Molson Coors Brewing Company	326	19,188
Stock Spirits Group PLC (a) (f)	3,889	19,188
		76,989
Food & Staples Retailing - 3.52%
Tesco PLC (f)	15,649	77,182
Wal-Mart Stores, Inc.	757	57,858
		135,040
TOTAL CONSUMER STAPLES		212,029

ENERGY - 7.87%
Oil, Gas & Consumable Fuels - 7.87%
Cairn Energy PLC (a) (f)	23,016	64,094
Cobalt International Energy, Inc. (a)	4,428	81,121
Kosmos Energy Ltd. (a)	5,338	58,718
Royal Dutch Shell PLC - ADR	1,351	98,704
TOTAL ENERGY		302,637

FINANCIALS - 29.68%
Banks - 13.31%
Bank of America Corporation	6,392	109,942
Barclays PLC (f)	12,137	47,231
Citigroup Inc.	2,760	131,376
Home Federal Bancorp, Inc.	500	7,780
JPMorgan Chase & Co.	2,078	126,155
Societe Generale (f)	467	28,747
Wells Fargo & Company	1,217	60,534
		511,765
Capital Markets - 0.98%
The Bank of New York Mellon Corporation	522	18,421
Credit Suisse Group AG (f)	595	19,259
		37,680
Diversified Financial Services - 1.50%
ING Groep N.V. (a) (f)	4,052	57,627
Insurance - 13.89%
The Allstate Corporation	707	40,002
American International Group, Inc.	3,676	183,837
Direct Line Insurance Group plc (f)	43,490	172,273
White Mountains Insurance Group, Ltd.	64	38,393
Willis Group Holdings Public Limited Company	2,251	99,337
		533,842
TOTAL FINANCIALS		1,140,914

HEALTH CARE - 11.01%
Health Care Providers & Services - 3.90%
Humana Inc.	396	44,637
UnitedHealth Group Incorporated	1,028	84,286
WellPoint, Inc.	210	20,905
		149,828
Pharmaceuticals - 7.11%
GlaxoSmithKline plc - ADR	688	36,760
Novartis AG - ADR	563	47,866
Sanofi SA (f)	1,114	116,413
Taro Pharmaceutical Industries Ltd. (a)	652	72,372
		273,411
TOTAL HEALTH CARE		423,239

INDUSTRIALS - 13.96%
Aerospace & Defense - 4.31%
BAE Systems PLC (f)	15,195	105,559
Embraer S.A. - ADR	1,689	59,943
		165,502
Air Freight & Logistics - 0.95%
Royal Mail PLC (a) (f)	3,901	36,668
Building Products - 2.27%
Masonite International Corporation (a)	1,543	87,210
Construction & Engineering - 0.73%
Bouygues SA (f)	673	28,044
Machinery - 5.70%
Cummins Inc.	456	67,939
Danieli & C. Officine Meccaniche S.p.A. (f)	4,129	95,017
KSB AG (f)	90	56,306
		219,262
TOTAL INDUSTRIALS		536,686

INFORMATION TECHNOLOGY - 11.24%
Electronic Equipment, Instruments & Components - 4.48%
Corning Incorporated	5,549	115,530
Nippon Electric Glass Co., Ltd. (f)	11,000	56,672
		172,202
Software - 4.29%
Microsoft Corporation	2,034	83,374
Oracle Corporation	1,994	81,574
		164,948
Technology Hardware, Storage & Peripherals - 2.47%
Hewlett-Packard Company	2,936	95,009
TOTAL INFORMATION TECHNOLOGY		432,159

TELECOMMUNICATION SERVICES - 4.17%
Wireless Telecommunication Services - 4.17%
Mobistar SA (f)	3,367	63,578
Vodafone Group Public Limited Company - ADR	2,624	96,589
TOTAL TELECOMMUNICATION SERVICES		160,167

UTILITIES - 6.21%
Electric Utilities - 2.56%
Exelon Corporation	1,743	58,495
SSE PLC (f)	1,625	39,803
		98,298
Independent Power & Renewable Electricity Producers - 1.63%
NRG Energy, Inc.	1,973	62,741
Multi-Utilities - 2.02%
Public Service Enterprise Group Incorporated	2,036	77,653
TOTAL UTILITIES		238,692

Total common stocks (Cost $3,290,810)		3,741,580

Total long-term investments (Cost $3,290,810)		3,741,580

	Principal
SHORT-TERM INVESTMENTS - 2.27%	Amount
Time Deposits - 2.27%
The Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.03%, 04/01/2014*	$87,183	87,183
Total short-term investments (Cost $87,183)		87,183

Total investments - 99.61% (Cost $3,377,993)		3,828,763

Other assets in excess of liabilities - 0.39%		15,015

Net assets - 100.00%		$3,843,778

(a)	- Non-income producing security.
(f)
- Securities were fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $1,338,684, representing 34.83% of net assets.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - March 31, 2014
Hotchkis & Wiley Value Opportunities Fund (Unaudited)

	Shares
COMMON STOCKS - 96.14%	Held	Value
CONSUMER DISCRETIONARY - 6.84%
Automobiles - 3.44%
Bayerische Motoren Werke AG (f)	153,900	$14,541,146
Hotels, Restaurants & Leisure - 0.12%
Lakes Entertainment, Inc. (a)	99,800	499,000
Multiline Retail - 1.09%
Target Corporation	76,100	4,604,811
Specialty Retail - 2.19%
Rent-A-Center, Inc. (b)	294,500	7,833,700
Sonic Automotive, Inc.	63,000	1,416,240
		9,249,940
TOTAL CONSUMER DISCRETIONARY		28,894,897

CONSUMER STAPLES - 3.96%
Food & Staples Retailing - 2.12%
Wal-Mart Stores, Inc.	117,300	8,965,239
Tobacco - 1.84%
Philip Morris International Inc.	94,900	7,769,463
TOTAL CONSUMER STAPLES		16,734,702

ENERGY - 4.39%
Oil, Gas & Consumable Fuels - 4.39%
Cairn Energy PLC (a) (f)	408,400	1,137,294
Cobalt International Energy, Inc. (a)	441,200	8,082,784
Kosmos Energy Ltd. (a)	428,600	4,714,600
Royal Dutch Shell PLC - ADR	63,188	4,616,515
TOTAL ENERGY		18,551,193

FINANCIALS - 39.09%
Banks - 19.68%
Bank of America Corporation	1,224,100	21,054,520
Citigroup Inc.	440,000	20,944,000
JPMorgan Chase & Co. (b)	350,700	21,290,997
Wells Fargo & Company	398,500	19,821,390
		83,110,907
Consumer Finance - 1.27%
Capital One Financial Corporation	69,600	5,370,336
Insurance - 18.14%
American International Group, Inc. (b)	778,600	38,937,786
Direct Line Insurance Group plc (f)	8,519,300	33,746,756
Global Indemnity Public Limited Company (a)	148,300	3,906,222
		76,590,764
TOTAL FINANCIALS		165,072,007

HEALTH CARE - 4.77%
Health Care Providers & Services - 1.64%
UnitedHealth Group Incorporated	84,500	6,928,155
Pharmaceuticals - 3.13%
Sanofi SA - ADR	89,100	4,658,148
Taro Pharmaceutical Industries Ltd. (a)	77,100	8,558,100
		13,216,248
TOTAL HEALTH CARE		20,144,403

INDUSTRIALS - 17.70%
Air Freight & Logistics - 0.51%
Air T, Inc.	42,900	519,090
Royal Mail PLC (a) (f)	174,600	1,641,182
		2,160,272
Building Products - 6.09%
Masonite International Corporation (a)	455,100	25,722,252
Machinery - 7.45%
Danieli & C. Officine Meccaniche S.p.A. (f)	522,400	12,021,493
KSB AG (f)	19,571	12,243,995
Meritor, Inc. (a)	330,400	4,047,400
Miller Industries, Inc. (b)	159,798	3,120,855
		31,433,743
Professional Services - 0.43%
Hudson Global, Inc. (a)	481,700	1,820,826
Road & Rail - 3.22%
Con-way Inc.	330,700	13,585,156
TOTAL INDUSTRIALS		74,722,249

INFORMATION TECHNOLOGY - 15.85%
Electronic Equipment, Instruments & Components - 5.51%
Corning Incorporated	760,100	15,825,282
Nippon Electric Glass Co., Ltd. (f)	1,439,000	7,413,651
		23,238,933
IT Services - 1.41%
International Business Machines Corporation	31,000	5,967,190
Software - 6.73%
Microsoft Corporation	311,200	12,756,088
Oracle Corporation	383,100	15,672,621
		28,428,709
Technology Hardware, Storage & Peripherals - 2.20%
Hewlett-Packard Company (b)	287,100	9,290,556
TOTAL INFORMATION TECHNOLOGY		66,925,388

MATERIALS - 1.00%
Metals & Mining - 1.00%
Noranda Aluminum Holding Corporation	1,031,100	4,237,821
TOTAL MATERIALS		4,237,821

TELECOMMUNICATION SERVICES - 1.27%
Wireless Telecommunication Services - 1.27%
Mobistar SA (f)	283,000	5,343,790
TOTAL TELECOMMUNICATION SERVICES		5,343,790

UTILITIES - 1.27%
Electric Utilities - 0.53%
Exelon Corporation	67,000	2,248,520
Independent Power & Renewable Electricity Producers - 0.74%
NRG Energy, Inc.	97,300	3,094,140
TOTAL UTILITIES		5,342,660

Total common stocks (Cost $356,660,081)		405,969,110

INVESTMENT COMPANIES - 0.22%
Closed-End Funds - 0.22%
Boulder Total Return Fund, Inc.	37,900	922,108
Total investment companies (Cost $649,328)		922,108

PREFERRED STOCKS - 0.73%
FINANCIALS - 0.73%
Real Estate - 0.03%
W2007 Grace Acquisition I, Inc. (a)	6,366	108,620
Thrifts & Mortgage Finance - 0.70%
Federal Home Loan Mortgage Corporation - Series K (a)	33,900	610,539
Federal Home Loan Mortgage Corporation - Series N (a)	118,600	2,023,316
Federal Home Loan Mortgage Corporation - Series S (a)	18,700	327,063
		2,960,918
TOTAL FINANCIALS		3,069,538
Total preferred stocks (Cost $337,338)		3,069,538

	Principal
CORPORATE BONDS - 1.73%	Amount
CONSUMER DISCRETIONARY - 0.26%
Household Durables - 0.26%
William Lyon Homes, Inc.
8.500%, 11/15/2020	$1,000,000	1,117,500
TOTAL CONSUMER DISCRETIONARY		1,117,500

MATERIALS - 1.47%
Metals & Mining - 1.47%
Horsehead Holding Corp.
10.500%, 06/01/2017 (Acquired 07/19/2012 - 10/23/2012, Cost $5,496,490) (r)	5,500,000	6,201,250
TOTAL MATERIALS		6,201,250
Total corporate bonds (Cost $6,496,490)		7,318,750
	Contracts
	(100 shares
PURCHASED PUT OPTIONS - 0.12%	per contract)
TELECOMMUNICATION SERVICES - 0.12%
Diversified Telecommunication Services - 0.12%
Verizon Communications, Inc. (a)
Expiration: January 2015, Exercise Price: $45.00	2,000	518,000
TOTAL TELECOMMUNICATION SERVICES		518,000
Total purchased put options (Cost $1,066,071)		518,000
	Shares
WARRANTS - 0.57%	Held
FINANCIALS - 0.57%
Insurance - 0.57%
American International Group, Inc. (a)
Expiration: January 2021, Exercise Price: $45.00	117,400	2,399,656
TOTAL FINANCIALS		2,399,656
Total warrants (Cost $887,359)		2,399,656

Total long-term investments (Cost $366,096,667)		420,197,162
	Principal
SHORT-TERM INVESTMENTS - 0.00%	Amount
Time Deposits - 0.00%
Brown Brothers Harriman & Co., 0.03%, 04/01/2014*	$3,813	3,813
Total short-term investments (Cost $3,813)		3,813

Total investments - 99.51% (Cost $366,100,480)		420,200,975

Other assets in excess of liabilities - 0.49%		2,072,107

Net assets - 100.00%		$422,273,082

(a)	- Non-income producing security.
(b)	- All or a portion of this security is segregated as collateral.
(f)
- Securities were fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $88,089,307, representing 20.86% of net assets.

(r)
- Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total  market value of this security was $6,201,250, representing 1.47% of net assets.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of March 31, 2014:

ASSET DERIVATIVES
Equity Contracts:
Purchased Put Options	$518,000

Schedule of Investments - March 31, 2014
Hotchkis & Wiley Capital Income Fund (Unaudited)

	Shares
COMMON STOCKS - 54.51%	Held	Value
CONSUMER DISCRETIONARY - 5.49%
Auto Components - 1.39%
Johnson Controls, Inc.	10,427	$493,406
Automobiles - 0.84%
Ford Motor Company	12,431	193,924
General Motors Company	1,170	40,271
General Motors Company - Escrow (a) (f) (i)	4,600	0
Motors Liquidation Company GUC Trust (a)	2,200	63,470
		297,665
Hotels, Restaurants & Leisure - 1.63%
Carnival Corporation	5,076	192,177
McDonald's Corporation	3,951	387,317
		579,494
Multiline Retail - 1.63%
Target Corporation	9,551	577,931
TOTAL CONSUMER DISCRETIONARY		1,948,496

CONSUMER STAPLES - 6.76%
Beverages - 1.90%
Molson Coors Brewing Company	8,187	481,886
PepsiCo, Inc.	2,293	191,466
		673,352
Food & Staples Retailing - 1.60%
Wal-Mart Stores, Inc. (c)	7,446	569,098
Food Products - 1.90%
Kellogg Company	7,661	480,421
Mondelez International, Inc.	5,570	192,444
		672,865
Tobacco - 1.36%
Philip Morris International Inc. (c)	5,917	484,425
TOTAL CONSUMER STAPLES		2,399,740

ENERGY - 5.43%
Energy Equipment & Services - 0.01%
Lone Pine Resources Canada Ltd. (a) (f) (i)	3,118	3,523
Lone Pine Resources Inc. (a) (f) (i)	3,118	0
Lone Pine Resources Inc. - Escrow (a) (f) (i)	25,000	0
		3,523
Oil, Gas & Consumable Fuels - 5.42%
Royal Dutch Shell PLC - ADR	124	9,059
Royal Dutch Shell PLC - ADR	12,359	965,362
Total S.A. - ADR	14,452	948,051
		1,922,472
TOTAL ENERGY		1,925,995

FINANCIALS - 11.05%
Banks - 5.36%
Citigroup Inc.	1,422	67,687
JPMorgan Chase & Co. (c)	15,817	960,249
Wells Fargo & Company (c)	17,527	871,793
		1,899,729
Capital Markets - 0.54%
The Bank of New York Mellon Corporation	5,400	190,566
Insurance - 2.76%
The Allstate Corporation	6,835	386,724
Willis Group Holdings Public Limited Company	13,418	592,137
		978,861
Real Estate Investment Trusts - 2.39%
Corrections Corporation of America	11,917	373,240
The GEO Group, Inc.	14,772	476,250
		849,490
TOTAL FINANCIALS		3,918,646

HEALTH CARE - 6.79%
Health Care Providers & Services - 0.54%
WellPoint, Inc.	1,918	190,937
Pharmaceuticals - 6.25%
Eli Lilly and Company	8,273	486,949
GlaxoSmithKline plc - ADR	7,085	378,552
Johnson & Johnson	5,876	577,198
Novartis AG - ADR	2,332	198,267
Sanofi SA - ADR	11,031	576,701
		2,217,667
TOTAL HEALTH CARE		2,408,604

INDUSTRIALS - 4.18%
Aerospace & Defense - 2.20%
BAE Systems PLC - ADR	13,967	391,496
The Boeing Company (c)	1,547	194,133
Lockheed Martin Corporation	1,197	195,398
		781,027
Machinery - 1.98%
Cummins Inc.	1,986	295,894
PACCAR Inc.	3,135	211,424
Stanley Black & Decker, Inc.	2,408	195,626
		702,944
TOTAL INDUSTRIALS		1,483,971

INFORMATION TECHNOLOGY - 7.37%
Electronic Equipment, Instruments & Components - 0.82%
Corning Incorporated	13,930	290,023
IT Services - 1.08%
International Business Machines Corporation	1,984	381,900
Software - 4.12%
CA, Inc.	9,308	288,269
Microsoft Corporation (c)	23,762	974,004
Oracle Corporation	4,869	199,191
		1,461,464
Technology Hardware, Storage & Peripherals - 1.35%
Hewlett-Packard Company	14,834	480,028
TOTAL INFORMATION TECHNOLOGY		2,613,415

TELECOMMUNICATION SERVICES - 1.64%
Wireless Telecommunication Services - 1.64%
Vodafone Group Public Limited Company - ADR	15,810	581,966
TOTAL TELECOMMUNICATION SERVICES		581,966

UTILITIES - 5.80%
Electric Utilities - 3.05%
Exelon Corporation (c)	10,571	354,763
PPL Corporation	16,076	532,759
The Southern Company	4,410	193,775
		1,081,297
Multi-Utilities - 2.75%
Public Service Enterprise Group Incorporated	25,630	977,528
TOTAL UTILITIES		2,058,825

Total common stocks (Cost $16,330,781)		19,339,658

INVESTMENT COMPANIES - 0.86%
Exchange Traded Funds - 0.86%
iShares iBoxx $ High Yield Corporate Bond Fund	3,250	306,768
Total investment companies (Cost $302,197)		306,768

PREFERRED STOCKS - 2.10%
ENERGY - 0.04%
Energy Equipment & Services - 0.04%
Lone Pine Resources Canada Ltd. (a) (f) (i)	12,005	15,366
Lone Pine Resources Inc. Multiple Voting Shares (a) (f) (i)	12,005	0
TOTAL ENERGY		15,366

FINANCIALS - 2.06%
Banks - 1.53%
Citigroup Inc., 7.125% (b)	4,973	131,286
Countrywide Capital V, 7.000%	4,808	122,604
Morgan Stanley Capital Trust III, 6.250%	398	9,998
Morgan Stanley Capital Trust VIII, 6.450%	247	6,190
The Royal Bank of Scotland Group Public Limited Company, 6.400%	1,443	32,843
The Royal Bank of Scotland Group Public Limited Company, 6.600%	5,550	128,205
Synovus Financial Corp., 7.875% (b)	4,000	113,000
		544,126
Consumer Finance - 0.36%
GMAC Capital Trust I - Series 2, 8.125% (b)	4,622	126,181
Real Estate Investment Trusts - 0.17%
Strategic Hotels & Resorts, Inc. - Series A, 8.500%	2,313	59,074
TOTAL FINANCIALS		729,381
Total preferred stocks (Cost $709,362)		744,747

CONVERTIBLE PREFERRED STOCKS - 0.44%
CONSUMER DISCRETIONARY - 0.41%
Auto Components - 0.41%
The Goodyear Tire & Rubber Company, 5.875%	2,040	147,716
TOTAL CONSUMER DISCRETIONARY		147,716

ENERGY - 0.03%
Oil, Gas & Consumable Fuels - 0.03%
PetroQuest Energy, Inc., 6.875%	250	9,783
TOTAL ENERGY		9,783
Total convertible preferred stocks (Cost $122,906)		157,499

	Principal
CONVERTIBLE BONDS - 0.89%	Amount
CONSUMER DISCRETIONARY - 0.14%
Leisure Products - 0.14%
JAKKS Pacific, Inc.
4.500%, 11/01/2014 (i)	$50,000	51,438
TOTAL CONSUMER DISCRETIONARY		51,438

ENERGY - 0.24%
Oil, Gas & Consumable Fuels - 0.24%
Cobalt International Energy, Inc.
2.625%, 12/01/2019	90,000	84,881
TOTAL ENERGY		84,881

INDUSTRIALS - 0.51%
Machinery - 0.51%
Meritor, Inc.
7.875%, 03/01/2026	35,000	53,594
4.000%, 02/15/2027 (b)	58,000	61,190
Navistar International Corporation
4.750%, 04/15/2019 (Acquired 03/19/2014 - 03/24/2014, Cost $64,750) (r)	65,000	65,203
		179,987
TOTAL INDUSTRIALS		179,987
Total convertible bonds (Cost $292,720)		316,306

CORPORATE BONDS - 35.85%
CONSUMER DISCRETIONARY - 9.27%
Auto Components - 1.03%
Allison Transmission, Inc.
7.125%, 05/15/2019 (Acquired 05/09/2011 - 04/12/2013, Cost $64,549) (r)	62,000	67,038
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	86,000	99,760
Lear Corporation
5.375%, 03/15/2024	115,000	117,587
Stoneridge, Inc.
9.500%, 10/15/2017 (Acquired 12/31/2010 - 05/29/2013, Cost $79,321) (i) (r)	75,000	81,281
		365,666
Automobiles - 0.27%
Chrysler Group LLC / CG Co-Issuer Inc.
8.250%, 06/15/2021	70,000	79,537
8.250%, 06/15/2021 (Acquired 02/04/2014, Cost $16,613) (r)	15,000	17,044
		96,581
Diversified Consumer Services - 0.35%
Regal Entertainment Group
5.750%, 03/15/2022	120,000	123,900
Hotels, Restaurants & Leisure - 0.93%
MGM Resorts International
7.750%, 03/15/2022	130,000	151,450
Ruby Tuesday, Inc.
7.625%, 05/15/2020	100,000	89,750
Shearer's Foods LLC / Chip Finance Corp.
9.000%, 11/01/2019 (Acquired 10/24/2012 - 06/26/2013, Cost $84,662) (r)	80,000	87,800
		329,000
Household Durables - 0.88%
M/I Homes, Inc.
8.625%, 11/15/2018	55,000	59,606
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023	143,000	143,000
William Lyon Homes, Inc.
5.750%, 04/15/2019 (Acquired 03/26/2014, Cost $15,000) (r)	15,000	15,263
8.500%, 11/15/2020	84,000	93,870
		311,739
Leisure Products - 2.18%
BC Mountain LLC / BC Mountain Finance Inc.
7.000%, 02/01/2021 (Acquired 01/25/2013 - 01/24/2014, Cost $82,571) (r)	80,000	79,600
Gibson Brands, Inc.
8.875%, 08/01/2018 (Acquired 07/24/2013 - 02/03/2014, Cost $82,231) (r)	80,000	85,600
Golden Nugget Escrow Inc.
8.500%, 12/01/2021 (Acquired 11/05/2013 - 03/28/2014, Cost $132,194) (r)	130,000	133,088
MCE Finance Limited
5.000%, 02/15/2021 (Acquired 02/06/2013 - 03/31/2014, Cost $151,709) (r)	152,000	152,760
Seven Seas Cruises S. De R.L., LLC
9.125%, 05/15/2019	102,000	112,710
Wynn Macau, Limited
5.250%, 10/15/2021 (Acquired 03/13/2014 - 03/27/2014, Cost $206,612) (r)	205,000	209,099
		772,857
Media - 2.69%
CCO Holdings, LLC / CCO Holdings Capital Corp.
7.375%, 06/01/2020	91,000	99,759
Entercom Radio, LLC
10.500%, 12/01/2019	70,000	80,850
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (Acquired 01/27/2014 - 03/28/2014, Cost $95,575) (r)	95,000	95,831
Lee Enterprises, Incorporated
9.500%, 03/15/2022 (Acquired 03/21/2014 - 03/24/2014, Cost $35,650) (r)	35,000	36,138
MDC Partners Inc.
6.750%, 04/01/2020 (Acquired 03/15/2013 - 03/28/2014, Cost $156,608) (r)	150,000	158,625
Nara Cable Funding Limited
8.875%, 12/01/2018 (Acquired 02/28/2013 - 04/02/2013, Cost $66,237) (r)	63,000	68,906
Townsquare Radio LLC / Townsquare Radio Inc.
9.000%, 04/01/2019 (Acquired 03/30/2012 - 11/08/2013, Cost $95,486) (r)	90,000	99,450
Virgin Media Finance PLC
6.375%, 04/15/2023 (Acquired 02/07/2013 - 03/27/2014, Cost $151,290) (r)	145,000	154,425
VTR Finance BV
6.875%, 01/15/2024 (Acquired 01/27/2014 - 03/24/2014, Cost $159,321) (r)	156,000	162,629
		956,613
Multiline Retail - 0.24%
99 Cents Only Stores
11.000%, 12/15/2019	75,000	85,688
Specialty Retail - 0.40%
CST Brands, Inc.
5.000%, 05/01/2023	143,000	141,213
Textiles, Apparel & Luxury Goods - 0.31%
Quiksilver Inc. / QS Wholesale Inc.
7.875%, 08/01/2018 (Acquired 07/11/2013 - 03/24/2014, Cost $67,384) (r)	65,000	71,012
10.000%, 08/01/2020	35,000	39,988
		111,000
TOTAL CONSUMER DISCRETIONARY		3,294,257

CONSUMER STAPLES - 1.19%
Food Products - 0.56%
Pinnacle Operating Corp.
9.000%, 11/15/2020 (Acquired 09/13/2013 - 03/28/2014, Cost $84,774) (r)	82,000	88,765
Wells Enterprises, Inc.
6.750%, 02/01/2020 (Acquired 01/15/2013 - 03/31/2014, Cost $109,848) (r)	106,000	109,975
		198,740
Household Products - 0.63%
American Greetings Corporation
7.375%, 12/01/2021	109,000	114,995
FGI Operating Company LLC / FGI Finance Inc.
7.875%, 05/01/2020	100,000	106,875
		221,870
TOTAL CONSUMER STAPLES		420,610

ENERGY - 5.17%
Energy Equipment & Services - 3.01%
Atwood Oceanics, Inc.
6.500%, 02/01/2020	80,000	86,400
Bonanza Creek Energy, Inc.
6.750%, 04/15/2021	155,000	166,238
Gastar Exploration, Inc.
8.625%, 05/15/2018 (Acquired 05/10/2013 - 03/27/2014, Cost $124,502) (i) (r)	123,000	126,690
Globe Luxembourg SCA
9.625%, 05/01/2018 (Acquired 05/02/2013 - 03/28/2014, Cost $89,284) (r)	88,000	96,580
Parsley Energy LLC / Parsley Finance Corporation
7.500%, 02/15/2022 (Acquired 01/31/2014 - 03/31/2014, Cost $129,363) (r)	125,000	132,188
PHI, Inc.
5.250%, 03/15/2019 (Acquired 03/06/2014 - 03/28/2014, Cost $118,140) (r)	118,000	119,475
Shale-Inland Holdings LLC / Shale-Inland Finance Corp.
8.750%, 11/15/2019 (Acquired 10/26/2012 - 04/23/2013, Cost $65,883) (r)	65,000	67,113
Shelf Drilling Holdings Ltd.
8.625%, 11/01/2018 (Acquired 10/10/2012 - 02/21/2014, Cost $93,051) (r)	90,000	97,875
Unit Corporation
6.625%, 05/15/2021	165,000	175,724
		1,068,283
Oil, Gas & Consumable Fuels - 2.16%
Comstock Resources, Inc.
9.500%, 06/15/2020	73,000	83,585
Gulfport Energy Corporation
7.750%, 11/01/2020	125,000	136,562
Holly Energy Partners LP / Holly Energy Finance Corp.
6.500%, 03/01/2020	109,000	116,358
NGPL PipeCo LLC
9.625%, 06/01/2019 (Acquired 05/22/2012 - 05/02/2013, Cost $60,469) (r)	57,000	61,133
PBF Holding Company LLC / PBF Finance Corp.
8.250%, 02/15/2020	102,000	111,180
PetroQuest Energy, Inc.
10.000%, 09/01/2017	90,000	96,300
Stone Energy Corporation
7.500%, 11/15/2022	149,000	162,037
		767,155
TOTAL ENERGY		1,835,438

FINANCIALS - 0.92%
Consumer Finance - 0.67%
Credit Acceptance Corporation
6.125%, 02/15/2021 (Acquired 01/16/2014 - 03/24/2014, Cost $137,920) (r)	135,000	141,075
SLM Corporation
8.000%, 03/25/2020	84,000	97,020
		238,095
Diversified Financial Services - 0.25%
PHH Corporation
6.375%, 08/15/2021	85,000	88,188
TOTAL FINANCIALS		326,283

HEALTH CARE - 4.01%
Health Care Providers & Services - 2.42%
Air Medical Group Holdings, Inc.
9.250%, 11/01/2018	60,000	65,025
CHS / Community Health Systems, Inc.
8.000%, 11/15/2019	53,000	58,499
6.875%, 02/01/2022 (Acquired 01/15/2014 - 03/24/2014, Cost $149,226) (r)	145,000	152,249
Envision Healthcare Corporation
8.125%, 06/01/2019	49,000	52,522
HCA Inc.
6.500%, 02/15/2020	135,000	151,538
LifePoint Hospitals, Inc.
5.500%, 12/01/2021 (Acquired 11/21/2013 - 03/27/2014, Cost $142,638) (r)	140,000	145,600
Universal Hospital Services, Inc.
7.625%, 08/15/2020	90,000	96,750
WellCare Health Plans, Inc.
5.750%, 11/15/2020	128,000	135,040
		857,223
Health Care Technology - 0.24%
DJO Finance LLC
9.750%, 10/15/2017	29,000	30,885
8.750%, 03/15/2018	50,000	54,625
		85,510
Pharmaceuticals - 1.35%
ConvaTec Healthcare E S.A.
10.500%, 12/15/2018 (Acquired 12/31/2010 - 07/09/2013, Cost $73,727) (r)	70,000	77,963
Endo Finance LLC
5.750%, 01/15/2022 (Acquired 12/11/2013 - 03/27/2014, Cost $146,900) (r)	145,000	148,987
Grifols Worldwide Operations Limited
5.250%, 04/01/2022 (Acquired 03/05/2014 - 03/18/2014, Cost $117,281) (r)	115,000	117,875
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/2021 (Acquired 12/12/2013 - 03/24/2014, Cost $129,813) (r)	125,000	133,750
		478,575
TOTAL HEALTH CARE		1,421,308

INDUSTRIALS - 4.91%
Aerospace & Defense - 0.25%
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	79,000	87,591
Building Products - 1.33%
Allegion US Holding Company Inc.
5.750%, 10/01/2021 (Acquired 09/27/2013 - 03/28/2014, Cost $102,555) (r)	100,000	105,750
Building Materials Corporation of America
6.750%, 05/01/2021 (Acquired 11/21/2011 - 02/14/2014, Cost $105,547) (r)	100,000	108,750
Masonite International Corporation
8.250%, 04/15/2021 (Acquired 03/06/2012 - 03/24/2014, Cost $112,397) (r)	105,000	116,419
Roofing Supply Group LLC / Roofing Supply Finance Inc.
10.000%, 06/01/2020 (Acquired 05/24/2012 - 03/27/2014, Cost $135,742) (r)	125,000	140,937
		471,856
Commercial Services & Supplies - 1.37%
Aguila 3 S.A.
7.875%, 01/31/2018 (Acquired 03/24/2014, Cost $159,228) (r)	150,000	159,468
Audatex North America, Inc.
6.000%, 06/15/2021 (Acquired 10/17/2013 - 03/28/2014, Cost $117,919) (r)	112,000	120,120
International Lease Finance Corporation
8.250%, 12/15/2020	101,000	122,454
Zachry Holdings, Inc.
7.500%, 02/01/2020 (Acquired 01/18/2013 - 09/24/2013, Cost $78,702) (r)	77,000	83,738
		485,780
Construction & Engineering - 0.88%
RSI Home Products, Inc.
6.875%, 03/01/2018 (Acquired 02/15/2013 - 03/28/2014, Cost $115,823) (r)	112,000	120,680
Tutor Perini Corporation
7.625%, 11/01/2018	69,000	73,830
WCI Communities, Inc.
6.875%, 08/15/2021 (Acquired 07/31/2013 - 03/26/2014, Cost $115,750) (r)	115,000	119,600
		314,110
Electrical Equipment - 0.27%
General Cable Corporation
7.000%, 10/01/2022 (Acquired 02/06/2013 - 08/08/2013, Cost $95,236) (r)	93,000	94,860
Industrial Conglomerates - 0.25%
Actuant Corporation
5.625%, 06/15/2022	85,000	89,038
Machinery - 0.56%
Mcron Finance Sub LLC / Mcron Finance Corp.
8.375%, 05/15/2019 (Acquired 04/20/2012 - 05/29/2013, Cost $87,481) (r)	84,000	93,240
Navistar International Corporation
8.250%, 11/01/2021	105,000	107,494
		200,734
TOTAL INDUSTRIALS		1,743,969

INFORMATION TECHNOLOGY - 2.12%
Electronic Equipment, Instruments & Components - 1.37%
CommScope Holding Company, Inc.
6.625%, 06/01/2020 (Acquired 05/22/2013 - 07/30/2013, Cost $79,515) (p) (r)	80,000	85,000
Freescale Semiconductor, Inc.
8.050%, 02/01/2020	28,000	30,905
6.000%, 01/15/2022 (Acquired 10/28/2013 - 03/28/2014, Cost $139,357) (r)	135,000	143,606
NXP BV / NXP Funding LLC
5.750%, 03/15/2023 (Acquired 05/06/2013 - 03/27/2014, Cost $148,001) (r)	143,000	150,508
WESCO Distribution, Inc.
5.375%, 12/15/2021 (Acquired 11/21/2013 - 11/22/2013, Cost $75,238) (r)	75,000	76,875
		486,894
Software - 0.75%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (Acquired 08/15/2013 - 03/10/2014, Cost $84,660) (r)	83,000	87,669
First Data Corporation
8.875%, 08/15/2020 (Acquired 12/31/2010 - 08/23/2012, Cost $41,291) (r)	40,000	44,500
8.750%, 01/15/2022 (Acquired 11/19/2012 - 03/24/2014, Cost $127,800) (p) (r)	120,884	132,670
		264,839
TOTAL INFORMATION TECHNOLOGY		751,733

MATERIALS - 5.91%
Chemicals - 2.49%
Axalta Coating Systems US Holdings Inc. / Axalta Coating Systems Dutch Holding B BV
7.375%, 05/01/2021 (Acquired 01/16/2013 - 03/28/2014, Cost $115,001) (r)	109,000	119,082
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	83,000	86,320
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC
8.875%, 02/01/2018	70,000	73,150
Iracore International Holdings, Inc.
9.500%, 06/01/2018 (Acquired 05/08/2013 - 03/27/2014, Cost $116,490) (i) (r)	111,000	118,492
Momentive Performance Materials Inc.
8.875%, 10/15/2020	80,000	87,100
10.000%, 10/15/2020	55,000	59,950
OMNOVA Solutions Inc.
7.875%, 11/01/2018	70,000	75,075
Perstorp Holding AB
8.750%, 05/15/2017 (Acquired 11/09/2012 - 06/07/2013, Cost $92,400) (r)	90,000	96,750
Taminco Global Chemical Corporation
9.750%, 03/31/2020 (Acquired 01/20/2012 - 06/28/2013, Cost $69,331) (r)	65,000	73,613
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
8.750%, 02/01/2019	90,000	96,862
		886,394
Containers & Packaging - 0.36%
Silgan Holdings Inc.
5.500%, 02/01/2022 (Acquired 10/25/2013 - 03/06/2014, Cost $122,906) (r)	122,000	125,965
Metals & Mining - 1.85%
Atkore International, Inc.
9.875%, 01/01/2018	47,000	50,544
Century Aluminum Company
7.500%, 06/01/2021 (Acquired 05/23/2013 - 07/08/2013, Cost $83,478) (r)	85,000	86,062
Horsehead Holding Corp.
10.500%, 06/01/2017 (Acquired 07/19/2012 - 05/23/2013, Cost $77,066) (i) (r)	75,000	84,563
Kaiser Aluminum Corporation
8.250%, 06/01/2020	127,000	143,827
Noranda Aluminum Acquisition Corporation
11.000%, 06/01/2019	75,000	69,563
Rain CII Carbon LLC
8.000%, 12/01/2018 (Acquired 12/31/2010 - 09/06/2012, Cost $51,219) (r)	50,000	52,250
8.250%, 01/15/2021 (Acquired 12/14/2012 - 03/27/2014, Cost $72,761) (r)	70,000	72,450
Suncoke Energy, Inc.
7.625%, 08/01/2019	90,000	96,524
		655,783
Paper & Forest Products - 1.21%
Appvion, Inc.
9.000%, 06/01/2020 (Acquired 11/13/2013 - 03/28/2014, Cost $126,337) (r)	126,000	128,993
Neenah Paper, Inc.
5.250%, 05/15/2021 (Acquired 05/16/2013 - 03/28/2014, Cost $112,505) (r)	112,000	112,000
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (Acquired 09/17/2012 - 03/28/2014, Cost $97,011) (r)	90,000	100,575
Verso Paper Holdings LLC / Verso Paper, Inc.
11.750%, 01/15/2019	80,000	86,600
		428,168
TOTAL MATERIALS		2,096,310

TELECOMMUNICATION SERVICES - 0.98%
Diversified Telecommunication Services - 0.25%
Sable International Finance Limited
8.750%, 02/01/2020 (Acquired 01/20/2012 - 02/25/2014, Cost $85,799) (r)	79,000	89,468
Wireless Telecommunication Services - 0.73%
T-Mobile USA, Inc.
6.125%, 01/15/2022	120,000	126,149
Wind Acquisition Finance S.A.
7.250%, 02/15/2018 (Acquired 06/12/2012 - 02/24/2014, Cost $40,096) (r)	40,000	42,400
Wind Acquisition Holdings Finance S.A.
12.250%, 07/15/2017 (Acquired 07/05/2011 - 03/11/2014, Cost $89,102) (p) (r)	87,195	91,773
		260,322
TOTAL TELECOMMUNICATION SERVICES		349,790

UTILITIES - 1.36%
Electric Utilities - 1.09%
Calpine Corporation
6.000%, 01/15/2022 (Acquired 10/17/2013 - 03/24/2014, Cost $159,960) (r)	155,000	163,525
Dynegy Inc.
5.875%, 06/01/2023 (Acquired 05/15/2013 - 03/28/2014, Cost $107,521) (r)	110,000	108,625
Energy Future Intermediate Holding Company LLC / EFIH Finance Inc.
10.250%, 12/01/2020 (Acquired 12/31/2010 - 02/06/2014, Cost $115,630) (r)	108,000	114,345
		386,495
Independent Power & Renewable Electricity Producers - 0.27%
GenOn Americas Generation, LLC
8.500%, 10/01/2021	100,000	96,000
TOTAL UTILITIES		482,495
Total corporate bonds (Cost $12,366,105)		12,722,193

ASSET-BACKED SECURITIES - 0.79%
INDUSTRIALS - 0.79%
Airlines - 0.79%
America West Airlines Pass Through Trust - Series 2001-1
7.100%, 04/02/2021	51,307	56,630
Delta Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
8.021%, 08/10/2022	47,546	54,678
US Airways Pass Through Trust - Class B - Series 2012-1
8.000%, 10/01/2019	64,207	71,912
US Airways Pass Through Trust - Class B - Series 2012-2
6.750%, 06/03/2021	89,649	96,596
		279,816
TOTAL INDUSTRIALS		279,816
Total asset-backed securities (Cost $269,894)		279,816

TERM LOANS - 0.53%
CONSUMER DISCRETIONARY - 0.28%
Multiline Retail - 0.28%
J.C. Penney Company, Inc.
6.000%, 05/22/2018	99,250	98,883
TOTAL CONSUMER DISCRETIONARY		98,883

ENERGY - 0.25%
Energy Equipment & Services - 0.25%
Fieldwood Energy LLC
6.000%, 09/30/2020	85,000	88,746
TOTAL ENERGY		88,746
Total term loans (Cost $185,026)		187,629

WARRANTS - 0.03%
CONSUMER DISCRETIONARY - 0.03%	Shares
Automobiles - 0.03%	Held
General Motors Company (a)
Expiration: July 2019,
Exercise Price: $18.33	605	10,533
TOTAL CONSUMER DISCRETIONARY		10,533
Total warrants (Cost $9,495)		10,533

Total long-term investments (Cost $30,588,486)		34,065,149
	Principal
SHORT-TERM INVESTMENTS - 9.29%	Amount
Time Deposits - 9.29%
Standard Chartered Bank, 0.03%, 04/01/2014*	$3,295,557	3,295,557
Total short-term investments (Cost $3,295,557)		3,295,557

Total investments - 105.29% (Cost $33,884,043)		37,360,706

Liabilities in excess of other assets - (5.29)%		(1,877,832)

Net assets - 100.00%		$35,482,874

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at March 31, 2014.
(c)	- All or a portion of this security is segregated as collateral for delayed delivery securities.
(f)	- Fair valued security. The total market value of these securities was $18,889, representing 0.05% of net assets.
(i)	- Illiquid security.
(p)	- Payment in-kind security.
(r)
- Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $7,423,406, representing 20.92% of net assets.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 sub-industries. Each stock that is classified will have a coding at all four of these levels

Schedule of Investments - March 31, 2014
Hotchkis & Wiley High Yield Fund (Unaudited)

CORPORATE BONDS - 82.71%	Principal Amount	Value
Aerospace/Defense - 0.62%
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	$9,367,000	$10,385,661
Apparel/Textiles - 0.70%
Quiksilver Inc. / QS Wholesale Inc.
7.875%, 08/01/2018 (Acquired 07/11/2013 - 03/24/2014, Cost $6,552,147) (r)	6,425,000	7,019,312
10.000%, 08/01/2020	4,096,000	4,679,680
		11,698,992
Auto Loans - 0.86%
Credit Acceptance Corporation
6.125%, 02/15/2021 (Acquired 01/16/2014 - 03/28/2014, Cost $14,038,629) (r)	13,830,000	14,452,350
Auto Parts & Equipment - 2.20%
Allison Transmission, Inc.
7.125%, 05/15/2019 (Acquired 04/27/2011 - 07/31/2013, Cost $7,445,391) (r)	7,218,000	7,804,463
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	7,526,000	8,730,160
Lear Corporation
5.375%, 03/15/2024	11,895,000	12,162,637
Stoneridge, Inc.
9.500%, 10/15/2017 (Acquired 09/24/2010 - 09/06/2013, Cost $7,789,556) (i) (r)	7,425,000	8,046,844
		36,744,104
Automakers - 1.49%
Chrysler Group LLC / CG Co-Issuer Inc.
8.250%, 06/15/2021	8,965,000	10,186,481
8.250%, 06/15/2021 (Acquired 02/04/2014, Cost $2,502,973) (r)	2,260,000	2,567,925
Navistar International Corporation
8.250%, 11/01/2021	11,945,000	12,228,694
		24,983,100
Building & Construction - 4.00%
M/I Homes, Inc.
8.625%, 11/15/2018	7,960,000	8,626,650
Tutor Perini Corporation
7.625%, 11/01/2018	9,006,000	9,636,420
WCI Communities, Inc.
6.875%, 08/15/2021 (Acquired 07/31/2013 - 03/26/2014, Cost $11,544,250) (r)	11,530,000	11,991,200
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023	13,628,000	13,628,000
William Lyon Homes, Inc.
5.750%, 04/15/2019 (Acquired 03/26/2014 - 03/28/2014, Cost $2,135,000) (r)	2,125,000	2,162,187
8.500%, 11/15/2020	8,194,000	9,156,795
Zachry Holdings, Inc.
7.500%, 02/01/2020 (Acquired 01/18/2013 - 01/10/2014, Cost $10,999,479) (r)	10,721,000	11,659,088
		66,860,340
Building Materials - 4.56%
Allegion US Holding Company Inc.
5.750%, 10/01/2021 (Acquired 09/27/2013 - 03/28/2014, Cost $11,196,198) (r)	10,990,000	11,621,925
Building Materials Corporation of America
6.750%, 05/01/2021 (Acquired 08/26/2011 - 03/11/2014, Cost $13,697,017) (r)	13,158,000	14,309,325
Masonite International Corporation
8.250%, 04/15/2021 (Acquired 09/06/2011 - 03/11/2014, Cost $12,997,587) (r)	12,296,000	13,633,190
Roofing Supply Group LLC / Roofing Supply Finance Inc.
10.000%, 06/01/2020 (Acquired 05/24/2012 - 03/28/2014, Cost $11,619,275) (r)	10,789,000	12,164,598
RSI Home Products, Inc.
6.875%, 03/01/2018 (Acquired 02/15/2013 - 03/28/2014, Cost $12,311,689) (r)	11,958,000	12,884,745
WESCO Distribution, Inc.
5.375%, 12/15/2021 (Acquired 11/21/2013 - 01/23/2014, Cost $11,399,694) (r)	11,355,000	11,638,875
		76,252,658
Chemicals - 5.36%
Axalta Coating Systems US Holdings Inc. / Axalta Coating Systems Dutch Holding B BV
7.375%, 05/01/2021 (Acquired 01/16/2013 - 03/28/2014, Cost $12,179,729) (r)	11,709,000	12,792,082
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	8,580,000	8,923,200
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC
8.875%, 02/01/2018 (c)	7,420,000	7,753,900
Momentive Performance Materials Inc.
8.875%, 10/15/2020	10,253,000	11,162,954
10.000%, 10/15/2020	6,835,000	7,450,150
OMNOVA Solutions Inc.
7.875%, 11/01/2018	8,695,000	9,325,388
Perstorp Holding AB
8.750%, 05/15/2017 (Acquired 11/09/2012 - 02/18/2014, Cost $10,509,379) (r)	10,275,000	11,045,625
Taminco Global Chemical Corporation
9.750%, 03/31/2020 (Acquired 01/20/2012 - 12/27/2013, Cost $8,646,372) (r)	8,153,000	9,233,272
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc.
8.750%, 02/01/2019	11,060,000	11,903,325
		89,589,896
Consumer - Products - 1.55%
American Greetings Corporation
7.375%, 12/01/2021	11,546,000	12,181,030
FGI Operating Company LLC / FGI Finance Inc.
7.875%, 05/01/2020	12,881,000	13,766,569
		25,947,599
Consumer/Commercial/Lease Financing - 1.41%
International Lease Finance Corporation
8.250%, 12/15/2020 (c)	9,924,000	12,031,977
SLM Corporation
8.000%, 03/25/2020 (c)	10,052,000	11,610,060
		23,642,037
Discount Stores - 0.49%
99 Cents Only Stores
11.000%, 12/15/2019	7,107,000	8,119,748
Diversified Capital Goods - 1.91%
Actuant Corporation
5.625%, 06/15/2022 (c)	9,288,000	9,729,180
BC Mountain LLC / BC Mountain Finance Inc.
7.000%, 02/01/2021 (Acquired 01/25/2013 - 01/24/2014, Cost $10,771,730) (r)	10,549,000	10,496,255
General Cable Corporation
7.000%, 10/01/2022 (Acquired 02/06/2013 - 02/04/2014, Cost $11,663,744) (r)	11,426,000	11,654,520
		31,879,955
Electric - Generation - 3.27%
Calpine Corporation
6.000%, 01/15/2022 (Acquired 10/17/2013 - 03/28/2014, Cost $13,528,354) (r)	13,290,000	14,020,950
Dynegy Inc.
5.875%, 06/01/2023 (Acquired 05/15/2013 - 03/28/2014, Cost $12,674,072) (r)	12,880,000	12,719,000
Energy Future Intermediate Holding Company LLC / EFIH Finance Inc.
10.250%, 12/01/2020 (Acquired 11/16/2009 - 02/06/2014, Cost $15,988,850) (r)	14,922,000	15,798,668
GenOn Americas Generation, LLC
8.500%, 10/01/2021	12,633,000	12,127,680
		54,666,298
Electronics - 1.95%
Freescale Semiconductor, Inc.
8.050%, 02/01/2020	3,405,000	3,758,269
6.000%, 01/15/2022 (Acquired 10/28/2013 - 03/28/2014, Cost $12,488,900) (r)	12,245,000	13,025,618
NXP BV / NXP Funding LLC
5.750%, 03/15/2023 (Acquired 05/06/2013 - 03/28/2014, Cost $15,476,897) (r)	15,080,000	15,871,700
		32,655,587
Energy - Exploration & Production - 5.99%
Bonanza Creek Energy, Inc.
6.750%, 04/15/2021	15,981,000	17,139,623
Comstock Resources, Inc.
9.500%, 06/15/2020	9,986,000	11,433,970
Gastar Exploration, Inc.
8.625%, 05/15/2018 (Acquired 05/10/2013 - 03/27/2014, Cost $12,303,922) (i) (r)	12,260,000	12,627,800
Gulfport Energy Corporation
7.750%, 11/01/2020	15,794,000	17,254,945
Parsley Energy LLC / Parsley Finance Corporation
7.500%, 02/15/2022 (Acquired 01/31/2014 - 03/31/2014, Cost $11,861,812) (r)	11,560,000	12,224,700
PetroQuest Energy, Inc.
10.000%, 09/01/2017	11,825,000	12,652,750
Stone Energy Corporation
7.500%, 11/15/2022	15,451,000	16,802,962
		100,136,750
Food - Wholesale - 1.91%
Pinnacle Operating Corp.
9.000%, 11/15/2020 (Acquired 09/13/2013 - 03/28/2014, Cost $8,828,239) (r)	8,588,000	9,296,510
Shearer's Foods LLC / Chip Finance Corp.
9.000%, 11/01/2019 (Acquired 10/24/2012 - 12/30/2013, Cost $9,714,355) (r)	9,189,000	10,084,927
Wells Enterprises, Inc.
6.750%, 02/01/2020 (Acquired 01/15/2013 - 03/31/2014, Cost $12,586,018) (r)	12,196,000	12,653,350
		32,034,787
Forestry/Paper - 2.80%
Appvion, Inc.
9.000%, 06/01/2020 (Acquired 11/13/2013 - 03/28/2014, Cost $12,638,250) (r)	12,760,000	13,063,050
Neenah Paper, Inc.
5.250%, 05/15/2021 (Acquired 05/16/2013 - 03/28/2014, Cost $12,022,717) (r)	12,024,000	12,024,000
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (Acquired 06/20/2012 - 03/31/2014, Cost $11,092,152) (r)	10,570,000	11,811,975
Verso Paper Holdings LLC / Verso Paper Inc.
11.750%, 01/15/2019	9,245,000	10,007,713
		46,906,738
Gaming - 3.06%
Golden Nugget Escrow Inc.
8.500%, 12/01/2021 (Acquired 11/05/2013 - 03/28/2014, Cost $10,321,700) (r)	10,215,000	10,457,606
MCE Finance Ltd.
5.000%, 02/15/2021 (Acquired 01/29/2013 - 03/31/2014, Cost $16,089,355) (r)	16,127,000	16,207,635
MGM Resorts International
7.750%, 03/15/2022	13,029,000	15,178,785
Wynn Macau, Limited
5.250%, 10/15/2021 (Acquired 03/13/2014 - 03/28/2014, Cost $9,209,410) (r)	9,107,000	9,289,140
		51,133,166
Gas Distribution - 1.20%
Holly Energy Partners LP / Holly Energy Finance Corp.
6.500%, 03/01/2020	11,550,000	12,329,625
NGPL PipeCo LLC
9.625%, 06/01/2019 (Acquired 05/22/2012 - 02/07/2014, Cost $7,563,620) (r)	7,163,000	7,682,318

		20,011,943
Health Facilities - 3.13%
CHS / Community Health Systems, Inc.
8.000%, 11/15/2019	6,659,000	7,349,871
6.875%, 02/01/2022 (Acquired 01/15/2014 - 03/28/2014, $12,680,317) (r)	12,470,000	13,093,500
HCA Inc.
6.500%, 02/15/2020 (c)	14,158,000	15,892,355
LifePoint Hospitals, Inc.
5.500%, 12/01/2021 (Acquired 11/21/2013 - 03/28/2014, Cost $15,660,100) (r)	15,470,000	16,088,800
		52,424,526
Health Services - 1.52%
Air Medical Group Holdings, Inc.
9.250%, 11/01/2018	6,550,000	7,098,562
Envision Healthcare Corporation
8.125%, 06/01/2019	6,498,000	6,965,044
Universal Hospital Services, Inc.
7.625%, 08/15/2020	10,558,000	11,349,850
		25,413,456
Household & Leisure Products - 0.68%
Gibson Brands, Inc.
8.875%, 08/01/2018 (Acquired 07/24/2013 - 02/13/2014, Cost $11,123,393) (r)	10,690,000	11,438,300
Leisure - 0.74%
Seven Seas Cruises S. De R.L., LLC
9.125%, 05/15/2019	11,274,000	12,457,770
Machinery - 0.75%
Mcron Finance Sub LLC / Mcron Finance Corp.
8.375%, 05/15/2019 (Acquired 04/20/2012 - 02/27/2014, Cost $12,014,504) (r)	11,350,000	12,598,500
Managed Care - 0.75%
WellCare Health Plans, Inc.
5.750%, 11/15/2020	11,815,000	12,464,825
Media - Broadcast - 1.17%
Entercom Radio, LLC
10.500%, 12/01/2019	6,628,000	7,655,340
Townsquare Radio LLC / Townsquare Radio Inc.
9.000%, 04/01/2019 (Acquired 03/30/2012 - 01/15/2014, Cost $11,408,535) (r)	10,772,000	11,903,060
		19,558,400
Media - Cable - 3.35%
CCO Holdings, LLC / CCO Holdings Capital Corp.
7.375%, 06/01/2020	14,629,000	16,037,041
Nara Cable Funding Limited
8.875%, 12/01/2018 (Acquired 02/28/2013 - 10/31/2013, Cost $10,371,310) (r)	9,938,000	10,869,688
Virgin Media Finance PLC
6.375%, 04/15/2023 (Acquired 02/07/2013 - 03/28/2014, Cost $15,439,632) (r)	14,875,000	15,841,875
VTR Finance BV
6.875%, 01/15/2024 (Acquired 01/27/2014 - 03/28/2014, Cost $12,991,670) (r)	12,828,000	13,373,190
		56,121,794
Media - Services - 1.10%
Lee Enterprises, Incorporated
9.500%, 03/15/2022 (Acquired 03/21/2014 - 03/24/2014, Cost $3,654,388) (r)	3,585,000	3,701,513
MDC Partners Inc.
6.750%, 04/01/2020 (Acquired 03/15/2013 - 03/28/2014, Cost $14,408,505) (r)	13,932,000	14,733,090
		18,434,603
Medical Products - 0.60%
DJO Finance LLC
9.750%, 10/15/2017	3,318,000	3,533,670
8.750%, 03/15/2018	5,879,000	6,422,807
		9,956,477
Metals/Mining Excluding Steel - 4.57%
Century Aluminum Company
7.500%, 06/01/2021 (Acquired 05/23/2013 - 01/17/2014, Cost $10,994,183) (r)	11,205,000	11,345,063
Horsehead Holding Corp.
10.500%, 06/01/2017 (Acquired 07/19/2012 - 01/29/2014, Cost $8,838,276) (i) (r)	8,565,000	9,657,037
Kaiser Aluminum Corporation
8.250%, 06/01/2020	11,374,000	12,881,055
Noranda Aluminum Acquisition Corporation
11.000%, 06/01/2019	10,996,000	10,198,790
Rain CII Carbon LLC
8.000%, 12/01/2018 (Acquired 11/23/2010 - 12/13/2013, Cost $7,198,055) (r)	7,050,000	7,367,250
8.250%, 01/15/2021 (Acquired 12/14/2012 - 02/11/2014, Cost $7,061,744) (r)	6,875,000	7,115,625
Shale-Inland Holdings LLC / Shale-Inland Finance Corp.
8.750%, 11/15/2019 (Acquired 10/26/2012 - 07/30/2013, Cost $8,848,105) (r)	8,630,000	8,910,475
Suncoke Energy, Inc.
7.625%, 08/01/2019	8,409,000	9,018,652
		76,493,947
Oil Field Equipment & Services - 4.15%
Atwood Oceanics, Inc.
6.500%, 02/01/2020 (c)	9,693,000	10,468,440
Globe Luxembourg SCA
9.625%, 05/01/2018 (Acquired 05/02/2013 - 03/28/2014, Cost $8,410,485) (r)	8,376,000	9,192,660
Iracore International Holdings, Inc.
9.500%, 06/01/2018 (Acquired 05/08/2013 - 03/04/2014, Cost $9,132,633) (i) (r)	8,790,000	9,383,325
PHI, Inc.
5.250%, 03/15/2019 (Acquired 03/06/2014 - 03/31/2014, Cost $12,702,385) (r)	12,677,000	12,835,462
Shelf Drilling Holdings Ltd.
8.625%, 11/01/2018 (Acquired 10/10/2012 - 03/28/2014, Cost $11,472,719) (r)	11,087,000	12,057,113
Unit Corporation
6.625%, 05/15/2021	14,506,000	15,448,890
		69,385,890
Oil Refining & Marketing - 0.73%
PBF Holding Company LLC / PBF Finance Corp.
8.250%, 02/15/2020	11,158,000	12,162,220
Packaging - 0.75%
Silgan Holdings Inc.
5.500%, 02/01/2022 (Acquired 10/25/2013 - 03/31/2014, Cost $12,119,319) (r)	12,131,000	12,525,258
Pharmaceuticals - 2.91%
ConvaTec Healthcare E S.A.
10.500%, 12/15/2018 (Acquired 12/28/2010 - 08/28/2013, Cost $8,061,864) (r)	7,689,000	8,563,624
Endo Finance LLC
5.750%, 01/15/2022 (Acquired 12/11/2013 - 03/27/2014, Cost $13,414,376) (r)	13,330,000	13,696,575
Grifols Worldwide Operations Limited
5.250%, 04/01/2022 (Acquired 03/05/2014 - 03/18/2014, Cost $12,237,131) (r)	12,020,000	12,320,500
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/2021 (Acquired 12/12/2013 - 03/31/2014, Cost $13,589,859) (r)	13,135,000	14,054,450
		48,635,149
Printing & Publishing - 0.57%
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (Acquired 01/27/2014 - 03/28/2014, Cost $9,565,167) (r)	9,530,000	9,613,388
Restaurants - 0.57%
Ruby Tuesday, Inc.
7.625%, 05/15/2020	10,540,000	9,459,650
Software/Services - 1.73%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (Acquired 08/15/2013 - 03/10/2014, Cost $10,692,326) (c) (r)	10,386,000	10,970,213
First Data Corporation
8.875%, 08/15/2020 (Acquired 08/11/2010 - 01/09/2013, Cost $5,286,460) (r)	5,117,000	5,692,662
8.750%, 01/15/2022 (Acquired 11/19/2012 - 03/05/2014, Cost $11,736,204) (p) (r)	11,242,000	12,338,095
		29,000,970
Specialty Retail - 0.85%
CST Brands, Inc.
5.000%, 05/01/2023	14,463,000	14,282,212
Steel Producers/Products - 0.44%
Atkore International, Inc.
9.875%, 01/01/2018	6,827,000	7,341,756
Support - Services - 2.19%
Aguila 3 S.A.
7.875%, 01/31/2018 (Acquired 07/30/2013 - 01/14/2014, Cost $10,490,880) (r)	10,048,000	10,682,280
Audatex North America, Inc.
6.000%, 06/15/2021 (Acquired 10/17/2013 - 03/28/2014, Cost $12,408,060) (r)	11,886,000	12,747,735
PHH Corporation
6.375%, 08/15/2021 (c)	12,728,000	13,205,300
		36,635,315
Telecom - Integrated/Services - 0.67%
Sable International Finance Limited
8.750%, 02/01/2020 (Acquired 01/20/2012 - 02/25/2014, Cost $10,788,929) (r)	9,917,000	11,231,002
Telecom - Wireless - 2.02%
T-Mobile USA, Inc.
6.125%, 01/15/2022	12,434,000	13,071,243
Wind Acquisition Finance S.A.
7.250%, 02/15/2018 (Acquired 06/08/2012 - 02/24/2014, Cost $8,254,076) (r)	8,184,000	8,675,040
Wind Acquisition Holdings Finance S.A.
12.250%, 07/15/2017 (Acquired 01/05/2011 - 03/11/2014, Cost $11,565,230) (p) (r)	11,450,000	12,051,125
		33,797,408
Telecommunications Equipment - 0.68%
CommScope Holding Company, Inc.
6.625%, 06/01/2020 (Acquired 05/22/2013 - 02/03/2014, Cost $10,662,233) (p) (r)	10,669,000	11,335,812
Theaters & Entertainment - 0.76%
Regal Entertainment Group
5.750%, 03/15/2022	12,269,000	12,667,742
Total corporate bonds (Cost $1,336,723,865)		1,383,538,079

ASSET-BACKED SECURITIES - 2.42%
Airlines - 2.42%
America West Airlines Pass Through Trust - Series 2001-1
7.100%, 04/02/2021	6,579,950	7,262,620
Delta Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
8.021%, 08/10/2022	4,410,028	5,071,532
US Airways Pass Through Trust - Class B - Series 2012-1
8.000%, 10/01/2019	7,198,889	8,062,756
US Airways Pass Through Trust - Class B - Series 2012-2
6.750%, 06/03/2021	11,978,053	12,906,353
US Airways Pass Through Trust - Class C - Series 2012-1
9.125%, 10/01/2015	6,735,690	7,139,831
		40,443,092
Total asset-backed securities (Cost $38,667,309)		40,443,092

CONVERTIBLE BONDS - 1.64%
Auto Parts & Equipment - 0.82%
Meritor, Inc.
7.875%, 03/01/2026	4,480,000	6,860,000
4.000%, 02/15/2027 (b)	6,563,000	6,923,965
		13,783,965
Automakers - 0.31%
Navistar International Corporation
4.750%, 04/15/2019 (Acquired 03/19/2014, Cost $5,190,000) (r)	5,190,000	5,206,219
Energy - Exploration & Production - 0.51%
Cobalt International Energy, Inc.
2.625%, 12/01/2019	8,985,000	8,473,978
Total convertible bonds (Cost $24,197,303)		27,464,162

TERM LOANS - 1.43%
Department Stores - 0.74%
J.C. Penney Company, Inc.
6.000%, 05/22/2018	12,406,250	12,360,409
Energy - Exploration & Production - 0.69%
Fieldwood Energy LLC
6.000%, 09/30/2020	11,000,000	11,484,715
Total term loans (Cost $23,347,970)		23,845,124

	Shares
CONVERTIBLE PREFERRED STOCKS - 0.75%	Held
Auto Parts & Equipment - 0.75%
The Goodyear Tire & Rubber Company, 5.875%	174,310	12,621,787
Total convertible preferred stocks (Cost $8,484,761)		12,621,787

PREFERRED STOCKS - 4.63%
Banking - 4.32%
Citigroup Inc., 7.125% (b)	506,026	13,359,086
Countrywide Capital V, 7.000%	538,871	13,741,210
GMAC Capital Trust I - Series 2, 8.125% (b)	460,196	12,563,351
Morgan Stanley Capital Trust III, 6.250%	46,917	1,178,555
Morgan Stanley Capital Trust VIII, 6.450%	29,959	750,773
The Royal Bank of Scotland Group Public Limited Company, 6.400%	174,567	3,973,145
The Royal Bank of Scotland Group Public Limited Company, 6.600%	620,735	14,338,978
Synovus Financial Corp., 7.875% (b)	434,331	12,269,851
		72,174,949
Energy - Exploration & Production - 0.12%
Lone Pine Resources Canada Ltd. (a) (f) (i)	1,596,813	2,043,921
Lone Pine Resources Inc. Multiple Voting Shares (a) (f) (i)	1,596,813	0
		2,043,921

Hotels - 0.19%
Strategic Hotels & Resorts, Inc. - Series A, 8.500%	124,604	3,182,386
Total preferred stocks (Cost $71,404,019)		77,401,256

COMMON STOCKS - 1.21%
Automakers - 0.70%
General Motors Company	109,111	3,755,600
General Motors Company - Escrow (a) (f) (i)	352,400	0
Motors Liquidation Company GUC Trust (a)	277,875	8,016,694
		11,772,294
Banking - 0.48%
Citigroup Inc.	169,826	8,083,718
Energy - Exploration & Production - 0.03%
Lone Pine Resources Canada Ltd. (a) (f) (i)	414,738	468,654
Lone Pine Resources Inc. (a) (f) (i)	414,738	0
Lone Pine Resources Inc. - Escrow (a) (f) (i)	3,325,000	0
		468,654
Total common stocks (Cost $18,418,712)		20,324,666

WARRANTS - 0.09%
Automakers - 0.09%
General Motors Company (a)
Expiration: July 2019,
Exercise Price: $18.33	85,950	1,496,389
Total warrants (Cost $1,365,806)		1,496,389

Total long-term investments (Cost $1,522,609,745)		1,587,134,555
	Principal
SHORT-TERM INVESTMENTS - 6.72%	Amount
Time Deposits - 6.72%
The Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.03%, 04/01/2014*	$112,381,535	112,381,535
Total short-term investments (Cost $112,381,535)		112,381,535

Total investments - 101.60% (Cost $1,634,991,280)		1,699,516,090

Liabilities in excess of other assets - (1.60)%		(26,739,464)

Net assets - 100.00%		$1,672,776,626

(a)	-Non-income producing security.
(b)	-The coupon rate shown on variable rate securities represents the rate at March 31, 2014.
(c)	-All or a portion of this security is segregated as collateral for delayed delivery securities.
(f)	-Fair valued security. The total market value of these securities was $2,512,575, representing 0.15% of net assets.
(i)	-Illiquid security.
(p)	-Payment in-kind security.
(r)
-Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $789,246,231, representing 47.18% of net assets.

*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The cost basis of investments, excluding foreign currency transactions, for federal income tax purposes at March 31, 2014 was as follows*:

	Diversified	Large Cap	Mid-Cap	Small Cap
	Value Fund	Value Fund	Value Fund	Value Fund
Cost of investments	$468,866,951	$807,013,408	$2,896,978,996	$783,319,961
Gross unrealized appreciation	102,759,259	146,313,960	467,578,869	168,065,017
Gross unrealized depreciation	(56,194,505)	(82,609,344)	(100,419,581)	(41,628,942)
Net unrealized appreciation	$46,564,754	$63,704,616	$367,159,288	$126,436,075

	Global Value	Value Opportunities	Capital	High
	Fund	Fund	Income Fund	Yield Fund
Cost of investments	$3,377,993	$366,100,480	$33,884,043	$1,634,991,280
Gross unrealized appreciation	530,799	67,301,976	3,712,290	72,933,793
Gross unrealized depreciation	(80,029)	(13,201,481)	(235,627)	(8,408,983)
Net unrealized appreciation	$450,770	$54,100,495	$3,476,663	$64,524,810

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. New York time), or, in the absence of recorded sales, at the average between the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees. The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1—Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of March 31, 2014:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value

Level 1 --- Quoted prices in an active market:
Common Stocks	$494,454,710	$844,172,678	$3,103,392,591	$833,251,871
Investment Companies	-	-	-	30,471,336
Money Market Funds	3,410,610	6,979,010	2,385,125	22,952,970
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy	-	-	32,377,778	16,832,941
Time Deposits	17,566,385	19,566,336	125,982,790	6,246,918
Level 3 --- Significant unobservable inputs	-	-	-	-

Total Investments	$515,431,705	$870,718,024	$3,264,138,284	$909,756,036

	Global Value	Value Opportunities	Capital Income	High Yield

Level 1 --- Quoted prices in an active market:
Common Stocks	$2,402,896	$317,879,803	$19,336,135	$19,856,012
Investment Companies	-	922,108	306,768	-
Preferred Stocks	-	2,960,918	729,381	75,357,335
Convertible Preferred Stocks	-	-	157,499	12,621,787
Purchased Put Options	-	518,000	-	-
Warrants	-	2,399,656	10,533	1,496,389
Level 2 --- Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	216,410	14,541,146	-	-
Consumer Staples	134,983	-	-	-
Energy	64,094	1,137,294	-	-
Financials	325,137	33,746,756	-	-
Health Care	116,413	-	-	-
Industrials	321,594	25,906,670	-	-
Information Technology	56,672	7,413,651	-	-
Telecommunication Services	63,578	5,343,790	-	-
Utilities	39,803	-	-	-
Preferred Stocks:
Financials	-	108,620	-	-
Convertible Bonds	-	-	316,306	27,464,162
Corporate Bonds	-	7,318,750	12,722,193	1,383,538,079
Asset-Backed Securities	-	-	279,816	40,443,092
Term Loans	-	-	187,629	23,845,124
Time Deposits	87,183	3,813	3,295,557	112,381,535
Level 3 --- Significant unobservable inputs:
Common Stocks:
Consumer Discretionary/Automakers	-	-	0	0
Energy/Energy - Exploration & Production	-	-	3,523	468,654
Preferred Stocks:
Energy/Energy - Exploration & Production	-	-	15,366	2,043,921
Total Investments	$3,828,763	$420,200,975	$37,360,706	$1,699,516,090

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

There were transfers from Level 1 to Level 2 of $34,405 for the Global Value Fund using market values as of March 31, 2014.  The transfers were due to securities being fair valued as a result of market movements following the close of local trading on March 31, 2014.  There were transfers from Level 2 to Level 1 of $2,023,316 for the Value Opportunities Fund using market values as of March 31, 2014.   The transfers were due to increased trading volume on March 31, 2014.  There were no transfers into or out of Level 1 or Level 2 during the nine months ended March 31, 2014 for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Capital Income Fund and High Yield Fund.  Transfers between Levels are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President / Principal Executive Officer and Treasurer / Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hotchkis and Wiley Funds

By (Signature and Title) /s/ Anna Marie Lopez
Anna Marie Lopez
President / Principal Executive Officer

Date May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Anna Marie Lopez
Anna Marie Lopez
President / Principal Executive Officer

Date May 28, 2014

By (Signature and Title) /s/ James Menvielle
James Menvielle
Treasurer / Principal Financial Officer

Date  May 28, 2014